Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Payables
Schedule of trade and other payables

	Thousands of Euros
	31/12/2023	31/12/2022
Suppliers	813,114	731,918
VAT payable	13,240	11,133
Taxation authorities, withholdings payable	8,892	7,986
Social security payable	28,180	23,627
Other public entities	82,869	71,984
Other payables	133,181	114,730
Current income tax liabilities	14,523	15,687
	960,818	862,335